Note 7 - Options	3 Months Ended
Feb. 28, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 3,015,584 based on the number of issued and outstanding common shares as at February 28, 2017. As at February 28, 2017, 2,621,520 options are outstanding and there were 394,064 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the Toronto Stock Exchange on the last trading day prior to the grant of the option. Options granted under these plans generally have a maximum term of 10 years and generally vest over a period of up to three years.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 2,763,940 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. A total of 2,211,152 performance-based stock options have vested as of February 28, 2017. Under the terms of the original agreement these options were to expire in September 2014. Effective March 27, 2014, the Company’s shareholders approved the two year extension of the performance-based stock option expiry date to September 2016. Effective April 19, 2016, the Company’s shareholders approved a further two year extension of the performance-based stock option expiry date to September 2018. These options were outstanding as at February 28, 2017.

In the three months ended February 28, 2017, Nil (three months ended February 29, 2016 – Nil) stock options were granted.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC topic 718.

Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that have an expected life that is more than seven years. For options that have an expected life of less than seven years the Company uses its own volatility.

The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on the historical average of the term and historical exercises of the options.

The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

Details of stock option transactions in Canadian dollars (“C$”) are as follows:

	February 28, 2017			February 29, 2016
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$

Outstanding, beginning of period	5,392,460	3.48	1.88	5,062,007	3.89	2.17
Exercised	(7,000)	2.32	1.20	—	—	-
Expired	—	—	—	(2,982)	406.29	270.30
Balance at end of period	5,385,460	3.48	1.88	5,059,025	3.65	2.01

Options exercisable end of period	4,389,610	3.49	1.96	4,086,342	3.69	2.10

Total unrecognized compensation cost relating to the unvested performance-based stock options at February 28, 2017 is approximately $1,577,773 (February 28, 2016 - $1,861,896). For the three months ended February 28, 2017, a performance condition was met as the FDA approved an ANDA for a certain drug, resulting in the vesting of 276,394 performance-based stock options. As a result, a stock-based compensation expense of $788,886 relating to these stock options was recognized in research and development expense (three months ended February 29, 2016 - $620,632).

For the three months ended February 28, 2017, 7,000 options were exercised for cash consideration of $12,465. For the three months ended February 29, 2016, no options were exercised.

The following table summarizes the components of stock-based compensation expense.

	For the three months ended
	February 28, 2017	February 29, 2016
	$	$

Research and development	801,113	635,774
Selling, general and administrative	21,812	24,335
	822,925	660,109

The Company has estimated its stock option forfeitures to be approximately 4% at February 28, 2017 (three months ended February 29, 2016 – 4%).